Other assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other assets
30	Other assets

	Software	Leasehold improvements	Others	Total
	RMB million	RMB million	RMB Million	RMB million
			(Note)
At January 1, 2021	608	284	1,985	2,877
Additions	83	43	253	379
Transferred from construction in progress	474	28	—	502
Disposal	—	(7)	(4)	(11)
Amortization for the year	(330)	(105)	(83)	(518)
Provision for impairment losses	—	(18)	—	(18)

At December 31, 2021	835	225	2,151	3,211

At January 1, 2022	835	225	2,151	3,211
Additions	297	12	123	432
Transferred from construction in progress (Note 20)	272	19	—	291
Transferred to property, plant and equipment (Note 19)	—	—	(1,100)	(1,100)
Transferred to others	—	—	(18)	(18)
Disposal	(1)	—	—	(1)
Disposal of subsidiaries (Note 19(d))	(1)	—	—	(1)
Amortization for the year	(336)	(91)	(113)	(540)

At December 31, 2022	1,066	165	1,043	2,274

Note:	As at December 31, 2022, the amounts include prepayments of RMB495 million made to related parties for acquisition of long-term assets (December 31, 2021: RMB1,302 million) ( Note 42(b)&50(c)).